Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventories
Raw materials	$ 75,616	$ 79,377
Work in process	4,144	6,371
Finished goods	145,652	151,497
Replacement parts and supplies	93,043	85,857
Inventory at FIFO costs	318,455	323,102
LIFO inventory reserves	(2,880)	(438)
Inventories	315,575	322,664
Finished goods consigned to third parties	$ 6,200	$ 9,600